Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE 9 – LEASES

On April 1, 2019, the Company adopted ASU 2016-02, Leases (ASC Topic 842). For all leases that were entered into prior to the effective date of Topic 842, the Company elected to apply the package of practical expedients. The Company leases office space under non-cancelable operating leases, with terms typically ranging from one to four years. The Company determines whether an arrangement is or includes an embedded lease at contract inception.

Operating lease assets and lease liabilities are recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term. Lease expense is recognized on a straight-line basis over the lease term.

The components of lease expense were as follows:

	March 31, 2025	March 31, 2024
Operating lease cost	$245,886	$226,489

Weighted Average Remaining Lease Term (Months)
Operating leases	12	17

Weighted Average Discount Rate
Operating leases	4.43%	4.75%

Operating leases Right-of-use assets	$140,556	$341,895
Operating Lease liabilities	$132,250	$333,258

Maturities of lease liabilities were as follows:

Twelve months ending March 31,
2026	$119,861
2027	14,588
2028	-
Total Lease Payments	134,449
Less Imputed Interest	2,199
Total	$132,250